Hedging Financial Instruments (Tables)	12 Months Ended
Dec. 31, 2018
Statement [LineItems]
Summary of Hedging Derivative Financial Instruments

2017

December 31, 2017
NT$
(In Millions)
Financial assets - current
Fair value hedges
Interest rate futures contracts	$27.0
Cash flow hedges
Forward exchange contracts	7.4

$34.4

Financial liabilities - current
Cash flow hedges
Forward exchange contracts	$15.6

Maturity Period of Outstanding Interest Rate Futures Contracts	Outstanding forward exchange contracts consisted of the following:

	Maturity Date	Contract Amount (In Millions)
December 31, 2017
Sell NT$/Buy EUR	February 2018 to May 2018	NT$2,649.1/EUR75.0

Summary of Outstanding Forward Exchange Contracts

Outstanding forward exchange contracts consisted of the following:

	Maturity Date	Contract Amount (In Millions)
December 31, 2017
Sell NT$/Buy EUR	February 2018 to May 2018	NT$2,649.1/EUR75.0

2018

December 31, 2018
NT$
(In Millions)
Financial assets - current
Cash flow hedges
Forward exchange contracts	$23.5

Financial liabilities - current
Fair value hedges
Interest rate futures contracts	$153.9
Cash flow hedges
Forward exchange contracts	1.9

$155.8

Interest rate risk [member]
Statement [LineItems]
Summary of Information Related to Hedged Items

The following tables summarize the information relating to the hedges of interest rate risk as of December 31, 2018.

Hedging Instruments	Contract Amount (US$ in Millions)		Maturity
US treasury bonds interest rate futures contracts	US$	330.3	March 2019

Hedged Items	Asset Carrying Amount as of December 31, 2018		Asset Accumulated Amount of Fair Value Hedge Adjustments
	NT$		NT$
	(In Millions)		(In Millions)
Financial assets at FVTOCI		$23,229.5	$(13.5)

The effect for the year ended December 31, 2018 is detailed below:

Hedging Instruments/Hedged Items	Increase (Decrease) in Value Used for Calculating Hedge Ineffectiveness
NT$
(In Millions)
Hedging Instruments
US treasury bonds interest rate futures contracts	$11.5
Hedged Items
Financial assets at FVTOCI	(13.8)

$(2.3)

Foreign currency risk [member]
Statement [LineItems]
Summary of Information Related to Hedged Items

The following tables summarize the information relating to the hedges for foreign currency risk as of December 31, 2018.

Hedging Instruments	Contract Amount (in Millions)		Maturity	Balance in Other Equity (Continuing Hedges) NT$ (In Millions)
Forward exchange contracts	NT$	3,917.7/EUR112.0	February 2019 to April 2019	$23.6

Cash flow hedges [member]
Statement [LineItems]
Summary of Hedging Derivative Financial Instruments

The effect for the year ended December 31, 2018 is detailed below:

Hedged Items	Increase (Decrease) in Value Used for Calculating Hedge Ineffectiveness
NT$
(In Millions)
Hedging Instruments
Forward exchange contracts	$34.6
Foreign currency deposits	6.4

$41.0

Hedged Items
Forecast transaction (capital expenditures)	$(41.0)